Other current and non-current assets -Summary of Other current assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Grant receivable	€ 762	€ 875
Prepaid expenses	3,781	2,389
Positive market value forward contract	0	914
Value added tax receivable	915	798
Other assets	950	787
Other current assets	€ 6,408	€ 5,763